Guarantees, Pledged Assets and Collateral, and Other Commitments Guarantees, Collateral Type and Contractual Maturities of Repurchase Agreements and Securities Lending Agreements (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	$ 97,280	$ 99,753
Securities Lending	8,968	11,735
Total Repurchases and Securities Lending	106,248	111,488
Securities of U.S. Treasury and federal agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	38,408	40,507
Securities Lending	222	186
Securities of U.S. states and political subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	159	92
Federal agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	47,241	45,336
Securities Lending	2	0
Non-Agency Mortgage-backed Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,875	1,324
Corporate debt securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	6,191	8,020
Securities Lending	389	619
Asset-backed securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	2,074	2,034
Equity securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	992	838
Securities Lending	8,349	10,930
Other [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	340	1,602
Securities Lending	6	0
Overnight/Continuous [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	86,574	83,780
Securities Lending	8,669	9,634
Total Repurchases and Securities Lending	95,243	93,414
Up to 30 days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	3,244	7,922
Securities Lending	0	584
Total Repurchases and Securities Lending	3,244	8,506
30-90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	2,153	3,286
Securities Lending	299	1,363
Total Repurchases and Securities Lending	2,452	4,649
Over 90 days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	5,309	4,765
Securities Lending	0	154
Total Repurchases and Securities Lending	$ 5,309	$ 4,919